Goodwill and Other Intangible Assets (Details Textual) - USD ($)	1 Months Ended				3 Months Ended				4 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Jun. 30, 2014	Feb. 29, 2012	Apr. 30, 2010	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2014	May 04, 2016	Sep. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2010
Goodwill and Other Intangible Assets [Line Items]
Amortization of Intangible Assets										$ 300,000
Goodwill	$ 0				$ 2,079,284	$ 0	$ 0		$ 2,079,284	2,079,284	$ 2,079,284	$ 0	$ 0	$ 1,128,517
Goodwill, Impairment Loss							1,100,000						0
Intangible Assets, Net (Excluding Goodwill), Total					8,053,425	2,513,394			8,400,000	$ 8,053,425	$ 8,053,425		2,513,394	28,747,770
Predecessor [Member]
Goodwill and Other Intangible Assets [Line Items]
Amortization of Intangible Assets					$ 200,000
Goodwill						0			0				0	1,128,517
Goodwill, Impairment Loss	1,100,000						1,100,000						1,128,517
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)							22,600,000
Intangible Assets, Net (Excluding Goodwill), Total						2,513,394							$ 2,513,394
Maximum [Member]
Goodwill and Other Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life											15 years		20 years
Maximum [Member] | Predecessor [Member]
Goodwill and Other Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life											20 years
Minimum [Member]
Goodwill and Other Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life											9 years		8 years
Minimum [Member] | Predecessor [Member]
Goodwill and Other Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life											8 years
Trademarks [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-lived		$ 1,000,000						$ 1,000,000						1,000,000
Aldagen [Member]
Goodwill and Other Intangible Assets [Line Items]
Goodwill, Acquired During Period															$ 422,000
Aldagen [Member] | Predecessor [Member]
Goodwill and Other Intangible Assets [Line Items]
Goodwill, Acquired During Period			$ 400,000
Angel [Member]
Goodwill and Other Intangible Assets [Line Items]
Amortization of Intangible Assets							100,000		$ 100,000			$ 200,000
Goodwill, Acquired During Period																$ 707,000
Angel [Member] | Predecessor [Member]
Goodwill and Other Intangible Assets [Line Items]
Goodwill, Acquired During Period				$ 700,000
General and Administrative Expense [Member]
Goodwill and Other Intangible Assets [Line Items]
Amortization of Intangible Assets													$ 151,000	180,000
In Process Research and Development [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-lived														3,700,000
Goodwill, Impairment Loss	$ 1,100,000						1,100,000
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)						3,300,000	$ 22,600,000	$ 3,700,000					3,300,000
Intangible Assets, Net (Excluding Goodwill), Total						2,513,294							2,513,294
Finite-Lived Intangible Assets, Net, Total						$ 0							0
Royalty Expense [Member]
Goodwill and Other Intangible Assets [Line Items]
Amortization of Intangible Assets													$ 157,000	$ 157,000